GOODWILL AND INTANGIBLE ASSETS - Summary of Changes in the Carrying Amounts of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Goodwill [Line Items]
Beginning balance		$ 95,620	$ 81,376		$ 81,915
Acquisition			13,731
Impairment		(13,867)	0		0
Foreign currency translations		450	513		(539)
Ending balance		82,203	95,620		81,376
Mocha Clubs [Member]
Goodwill [Line Items]
Beginning balance	[1]	81,820	81,376		81,915
Foreign currency translations	[1]	383	444		(539)
Ending balance	[1]	82,203	81,820		81,376
Corporate and Other [Member]
Goodwill [Line Items]
Beginning balance	[2]	13,800	0		0
Acquisition	[2]		13,731
Impairment	[2]	(13,867)
Foreign currency translations	[2]	67	69
Ending balance		$ 0	$ 13,800	[2]	$ 0	[2]

[1]	The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006.
[2]	The amount represents goodwill which arose from the acquisition of Japan Ski Resort in 2009 as described in Note 25. As of December 31, 2020, the gross amount of goodwill and accumulated impairment losses were $13,864 and $13,864, respectively.